UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09735

Name of Fund: Master Focus Growth LLC1

[1]

On March 1, 2021, Master Focus Growth LLC (the “Non-Surviving Fund”), was reorganized into BlackRock Large Cap Focus Growth Fund, Inc. (Investment Company Act file no. 811-09651, CIK no. 0001097293) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2021.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Master Focus Growth LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – Not applicable.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09735
Reporting Period: 07/01/2020 - 06/30/2021
Master Focus Growth LLC

=========================== Master Focus Growth LLC ============================

On March 1, 2021, Master Focus Growth LLC (the "Non-Surviving Fund"), was
reorganized into BlackRock Large Cap Focus Growth Fund, Inc. (Investment
Company Act file no. 811-09651, CIK no. 0001097293) (the "Surviving Fund"). The
voting record of the Non-Surviving Fund can be found in the Surviving Fund's
Form N-PX filing, which was filed on August 27, 2021.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Focus Growth LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of Master Focus Growth LLC

Date:	August 27, 2021